Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Nov. 11, 2024	Oct. 31, 2024
Subsequent Events [Line Items]
Purchase of common stock		$ 15,000,000
Shares issued	32,500
Common Stock [Member]
Subsequent Events [Line Items]
Common Stock Percentage		3.00%